Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Stations - Taxable/Panama	(16.80%)	15.40%	(13.20%)
Stations - Taxable/Non Panama	0.20%	10.30%	(1.50%)
Stations - Non Taxable/Non panama	(2.30%)	(27.00%)	(5.30%)
Dividend tax	4.40%	0.00%	(1.20%)
Over provided in prior periods	(0.10%)	(4.40%)	0.00%
Provision for income taxes	10.40%	19.30%	3.80%
Net profit (loss)	$ 348,054	$ 43,844	$ (607,062)
Total income tax expense	40,176	10,486	(23,717)
Profit (loss) excluding income tax	388,230	54,330	(630,779)
Income taxes at Panamanian statutory rates	97,057	13,583	(157,695)
Stations - Taxable/Panama	(65,384)	8,379	83,071
Stations - Taxable/Non Panama	945	5,605	9,850
Stations - Non Taxable/Non panama	(8,961)	(14,684)	33,728
Dividend tax	17,145	0	7,491
Over provided in prior periods	(626)	(2,397)	(162)
Total income tax expense	$ 40,176	$ 10,486	$ (23,717)